FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of cost aggregate fair value and unrealized holding gains and losses by major security
	As of December 31, 2016
	U.S. dollars in thousands
	Level 1	Level 2	Total
Cash equivalent – Money market funds	6,123	—	6,123
U.S. government treasuries	22,893	—	22,893
Corporate debt securities	—	329,337	329,337
	29,016	329,337	358,353

	As of December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2	Total
Cash equivalent – Money market funds	1,986	—	1,986
U.S. government treasuries	10,874	—	10,874
Corporate debt securities	—	309,502	309,502
	12,860	309,502	322,362

Schedule of aggregate fair value and gross unrealized gains and losses by major security
	As of December 31, 2016
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	22,939	12	58	22,893
Corporate debt securities	330,015	140	818	329,337
	352,954	152	876	352,230

	As of December 31, 2015
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	10,898	1	25	10,874
Corporate debt securities	311,253	38	1,789	309,502
	322,151	39	1,814	320,376

Schedule of contractual maturities of investments in available for sale debt securities
Adjusted cost as of December 31, 2016
Due in 1 year	121,608
Due in 2 years	154,240
Due in 3 years	57,316
Due in 4 years	19,790
352,954